Loans and advances to clients (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance at the start of the period	R$ 39,886,905	R$ 39,223,835	R$ 26,923,312
Net Additions	30,069,416	30,393,982	31,920,565
Written-off Assets	(27,713,967)	(29,730,912)	(19,620,042)
Balance at the end of the fiscal year	R$ 42,242,354	R$ 39,886,905	R$ 39,223,835